Stock Options - Schedule of Schedule of incentive stock options granted under Plan (Details)	12 Months Ended
	Mar. 31, 2021 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2021 Share USD ($) $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2020 Share USD ($) $ / shares	Mar. 31, 2019 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2018 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			1,018,501				1,233,173		1,213,888
Granted			385,715				344,286		232,857
Exercised			(145,537)	(145,537)			(119,292)	(17,857)	(95,714)
Forfeited			(43,571)				(439,666)		(117,858)
Ending balance			1,215,108				1,018,501		1,233,173
Total exercisable	882,964	882,964	882,964	882,964	629,750	629,750	629,750	629,750	983,388	882,964	1,000,531
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 3.50				$ 3.15			$ 2.87
Weighted Average Exercise Price, Granted | $ / shares		21.70				2.59			3.36
Weighted Average Exercise Price, Exercised | $ / shares		2.65				1.75			1.75
Weighted Average Exercise Price, Forfeited | $ / shares		3.55				2.31			2.03
Weighted Average Exercise Price, Ending Balance | $ / shares		9.35				3.50			$ 3.15
Weighted Average Remaining Life	3 years 1 month 6 days				3 years				2 years 3 months 18 days
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares									$ 2.80
Beginning balance							0		7,143
Granted									0
Exercised									0
Forfeited									(7,143)
Ending balance									0
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares									$ 1.75
Beginning balance							0		107,143
Granted									0
Exercised									(7,143)
Forfeited									(100,000)
Ending balance									0
September 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares									$ 1.75
Beginning balance							0		2,857
Granted									0
Exercised									(2,857)
Forfeited									0
Ending balance									0
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares									$ 1.75
Beginning balance							419,245		508,531
Granted									0
Exercised									(85,714)
Forfeited									(3,572)
Ending balance									419,245
December 23, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 1.75	1.75	$ 1.75	$ 1.75
Beginning balance			0				419,245
Granted							0
Exercised							(90,721)
Forfeited							(328,524)
Ending balance							0		419,245
March 25, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					1.75	1.75	$ 1.75	1.75	$ 1.75
Beginning balance			0				28,571		28,571
Granted							0		0
Exercised							(28,571)		0
Forfeited							0		0
Ending balance							0		28,571
May 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.20	4.20	$ 4.20	$ 4.20	4.20	4.20	$ 4.20	4.20	$ 4.20
Beginning balance			21,429				21,429		21,429
Granted			0				0		0
Exercised			0				0		0
Forfeited			(21,429)				0		0
Ending balance			0				21,429		21,429
July 10, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	3.85	3.85	$ 3.85	3.85	3.85	3.85	$ 3.85	3.85	$ 3.85
Beginning balance			7,143				7,143		7,143
Granted			0				0		0
Exercised			0				0		0
Forfeited			(7,143)				0		0
Ending balance			0				7,143		7,143
February 4, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	2.45	2.45	$ 2.45	2.45	2.45	2.45	$ 2.45	2.45	$ 2.45
Beginning balance			57,143				71,429		71,429
Granted			0				0		0
Exercised			(57,143)				0		0
Forfeited			0				(14,286)		0
Ending balance			0				57,143		71,429
May 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	2.45	2.45	$ 2.45	2.45	2.45	2.45	$ 2.45	2.45	$ 2.45
Beginning balance			74,286				75,714		75,714
Granted			0				0		0
Exercised			(62,858)				0		0
Forfeited			(11,428)				(1,428)		0
Ending balance			0				74,286		75,714
October 27, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	4.34	4.34	$ 4.34	4.34	4.34	4.34	$ 4.34	4.34	$ 4.34
Beginning balance			71,429				71,429		71,429
Granted			0				0		0
Exercised			0				0		0
Forfeited			0				0		0
Ending balance			71,429				71,429		71,429
January 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	2.59	2.59	$ 2.59	2.59	2.59	2.59	$ 2.59	2.59
Beginning balance			25,000				0
Granted			0				25,000
Exercised			(5,357)				0
Forfeited			0				0
Ending balance			19,643				25,000		0
February 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	5.25	5.25	$ 5.25	5.25	5.25	5.25	$ 5.25	5.25	$ 5.25
Beginning balance			65,286				95,000		102,143
Granted			0				0		0
Exercised			0				0		0
Forfeited			0				(29,714)		(7,143)
Ending balance			65,286				65,286		95,000
May 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					4.20	4.20	$ 4.20	4.20	$ 4.20
Beginning balance			0				28,571		28,571
Granted							0		0
Exercised							0		0
Forfeited							(28,571)		0
Ending balance							0		28,571
May 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	5.25	5.25	$ 5.25	5.25	5.25	5.25	$ 5.25	5.25	$ 5.25
Beginning balance			148,214				148,214		148,214
Granted			0				0		0
Exercised			0				0		0
Forfeited			0				0		0
Ending balance			148,214				148,214		148,214
July 3, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	4.90	4.90	$ 4.90	4.90
Beginning balance			0
Granted			14,286
Exercised			(7,143)
Forfeited			0
Ending balance			7,143				0
December 18, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	3.15	3.15	$ 3.15	3.15	3.15	3.15	$ 3.15	3.15	$ 3.15
Beginning balance			25,000				33,571		33,571
Granted			0				0		0
Exercised			0				0		0
Forfeited			0				(8,571)		0
Ending balance			25,000				25,000		33,571
May 4, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	3.50	3.50	$ 3.50	3.50	3.50	3.50	$ 3.50	3.50	$ 3.50
Beginning balance			75,714				90,000		0
Granted			0				0		90,000
Exercised			(5,357)				0		0
Forfeited			0				(14,286)		0
Ending balance			70,357				75,714		90,000
November 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	3.01	3.01	$ 3.01	3.01	3.01	3.01	$ 3.01	3.01	$ 3.01
Beginning balance			50,000				50,000		0
Granted			0				0		50,000
Exercised			0				0		0
Forfeited			0				0		0
Ending balance			50,000				50,000		50,000
February 12, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	3.50	3.50	$ 3.50	3.50	3.50	3.50	$ 3.50	3.50	$ 3.50
Beginning balance			78,571				92,857		0
Granted			0				0		92,857
Exercised			0				0		0
Forfeited			0				(14,286)		0
Ending balance			78,571				78,571		92,857
January 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	2.59	2.59	$ 2.59	2.59	$ 2.59	$ 2.59	$ 2.59	$ 2.59
Beginning balance			319,286				0
Granted			0				319,286
Exercised			(5,893)				0
Forfeited			(3,571)				0
Ending balance			309,822				319,286		0
July 3, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	4.90	4.90	$ 4.90	4.90
Beginning balance			0
Granted			51,429
Exercised			(1,786)
Forfeited			0
Ending balance			49,643				0
November 19, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares										$ 20.00
Beginning balance			0
Granted			300,000
Exercised			0
Forfeited			0
Ending balance			300,000				0
December 4, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 20.00	$ 20.00	$ 20.00	$ 20.00
Beginning balance			0
Granted			20,000
Exercised			0
Forfeited			0
Ending balance			20,000				0